Financial Assets and Liabilities - Summary of Consolidated Financial Assets and Financial Liabilities (Parenthetical) (Detail) $ in Thousands, ₱ in Millions	Dec. 31, 2022 PHP (₱)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PHP (₱)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Short-term investments | ₱	₱ 383		₱ 2,241
Credit Suisse [Member]
Disclosure of detailed information about financial instruments [Line Items]
Withdrew from supply chain				$ 6,600
Fair value of short-term investments				3,400
Julius Baer [Member]
Disclosure of detailed information about financial instruments [Line Items]
Fair value of short-term investments		$ 4,500		$ 5,020
Short-term investments					$ 5,000